Segment Information Changes in Carrying Amount of Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Goodwill [Roll Forward]
Goodwill, end of period	$ 1,862.1	$ 1,865.3
Operating Segments [Member]
Goodwill [Roll Forward]
Goodwill, Gross beginning of period	1,908.1	1,882.2	791.6
Accumulated impairment losses, beginning of period	(42.8)	(42.8)	(42.8)
Goodwill, beginning of period	1,865.3	1,839.4	748.8
Goodwill acquired	1.2	33.5	1,091.6
Purchase price allocation adjustments		(10.9)
Translation adjustment	(4.4)	3.3	(1.0)
Goodwill, Gross end of period	1,904.9	1,908.1	1,882.2
Accumulated impairment losses, end of period	(42.8)	(42.8)	(42.8)
Goodwill, end of period	1,862.1	1,865.3	1,839.4
Corrugated Packaging [Member]
Goodwill [Roll Forward]
Goodwill, Gross beginning of period	1,448.2	1,427.4	392.1
Accumulated impairment losses, beginning of period	0	0	0
Goodwill, beginning of period	1,448.2	1,427.4	392.1
Goodwill acquired	1.2	33.5	1,035.4
Purchase price allocation adjustments		(13.2)
Translation adjustment	(2.4)	0.5	(0.1)
Goodwill, Gross end of period	1,447.0	1,448.2	1,427.4
Accumulated impairment losses, end of period	0	0	0
Goodwill, end of period	1,447.0	1,448.2	1,427.4
Consumer Packaging [Member]
Goodwill [Roll Forward]
Goodwill, Gross beginning of period	372.3	369.5	370.4
Accumulated impairment losses, beginning of period	(42.7)	(42.7)	(42.7)
Goodwill, beginning of period	329.6	326.8	327.7
Goodwill acquired	0	0	0
Purchase price allocation adjustments		0
Translation adjustment	(2.0)	2.8	(0.9)
Goodwill, Gross end of period	370.3	372.3	369.5
Accumulated impairment losses, end of period	(42.7)	(42.7)	(42.7)
Goodwill, end of period	327.6	329.6	326.8
Merchandising Displays [Member]
Goodwill [Roll Forward]
Goodwill, Gross beginning of period	34.7	34.0	28.9
Accumulated impairment losses, beginning of period	(0.1)	(0.1)	(0.1)
Goodwill, beginning of period	34.6	33.9	28.8
Goodwill acquired	0	0	5.1
Purchase price allocation adjustments		0.7
Translation adjustment	0	0	0
Goodwill, Gross end of period	34.7	34.7	34.0
Accumulated impairment losses, end of period	(0.1)	(0.1)	(0.1)
Goodwill, end of period	34.6	34.6	33.9
Recycling [Member]
Goodwill [Roll Forward]
Goodwill, Gross beginning of period	52.9	51.3	0.2
Accumulated impairment losses, beginning of period	0	0	0
Goodwill, beginning of period	52.9	51.3	0.2
Goodwill acquired	0	0	51.1
Purchase price allocation adjustments		1.6
Translation adjustment	0	0	0
Goodwill, Gross end of period	52.9	52.9	51.3
Accumulated impairment losses, end of period	0	0	0
Goodwill, end of period	$ 52.9	$ 52.9	$ 51.3